Accounts Payable and Accrued Liabilities - Summary of Accounts Payable and Accrued Liabilities (Details) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts payable	$ 191,177	$ 178,319	$ 339,882
Credit cards and accrued liabilities		222,695	68,313
Accounts payable and accrued liabilities	$ 383,654	$ 401,014	$ 408,195